Property and Equipment - Schedule of property and equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 224,998	$ 286,515
Less: accumulated depreciation	(144,982)	(171,825)
Total property and equipment, net	80,016	114,690
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	106,250	126,796
Computer hardware and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	69,428	76,558
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	32,584	54,293
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 16,736	$ 28,868